Subsequent Events	12 Months Ended
Jun. 30, 2024
Subsequent Events
Subsequent Events

Note 16 – Subsequent Events

The Company evaluated all events and transactions that occurred after June 30, 2024, up through December 26, 2024, the date that these consolidated financial statements are available to be issued, unless as disclosed elsewhere in these consolidated financial statements, there are not any material subsequent events that require disclosure in these consolidated financial statements.